Inventories	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Inventories
12. INVENTORIES

Inventories consist of:

	December 31, 2023	December 31, 2022
Concentrate inventory	$21.3	$31.3
Stockpile ore	67.2	31.3
Heap leach inventory and in process	338.6	258.8
Doré and finished inventory	121.1	86.8
Materials and supplies	191.2	89.7
Total inventories	739.4	497.9
Less: current portion of inventories	(711.6)	(471.6)
Non-current portion inventories(1)	$27.8	$26.3
(1)Includes $20.5 million (2022 - $19.0 million) in supplies at the Escobal mine, which have been classified as non-current pending the restart of operations.
Total inventories held at net realizable value amounted to $170.0 million at December 31, 2023 (2022 – $135.8 million). The Company recorded recoveries of $31.8 million for the year ended December 31, 2023 (2022 – write-downs of $97.7 million) which were related primarily to heap leach inventories and were included in cost of sales (Note 24).
A portion of the stockpile ore amounting to $0.7 million (2022 - $0.9 million) and a portion of the heap leach inventory amounting to $70.1 million (2022 - $53.9 million) is expected to be recovered or settled after more than twelve months.